Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of property, plant and equipment useful lives
Category	Depreciation method	Average useful life
Property	Straight line	20-50 years
Property - Right of use assets	Straight line	Lease term or useful life whichever is shorter
Property - Leasehold improvements	Straight line	3 years or lease term
Plant, equipment and vehicles	Straight line	4-5 years
IT equipment	Straight line	3 years
Capitalized telematics devices - Installed	Straight line	5 years

Schedule of capitalized commission assets
Item	Amortization method	Average useful life
Capitalized commission assets	Straight line	5 years